INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	$ 32,851	$ 10,487	$ 1,579
Domestic (Israel) [Member]
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	31,154	10,505	1,579
Foreign (U.S) [Member]
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	$ 1,697	$ (18)	$ 0